Information Concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
		Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income (loss) before taxes from continuing operations					$ (116,464)	$ (98,601)	$ (96,749)
Theoretical group tax rate	[1]				25.12%	25.16%	24.38%
Theoretical tax benefit (expense)					$ 29,259	$ 24,804	$ 23,584
Permanent differences					736	(162)	(1,228)
Research tax credit					1,645	4,852	4,284
Share-based compensation & other IFRS adjustments					(1,134)	(987)	(3,596)
Non recognition of deferred tax assets related to tax losses and temporary differences					(30,876)	(28,557)	(22,997)
Other differences	[2]				0	(38)	(47)
Effective tax expense		$ (258)	$ (258)	$ (365)	$ (371)	$ (87)	$ 0
Effective tax rate					0.32%	0.09%	0.00%

[1]	The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2023 25% for France and 21% for the United States, weighted by the pre-tax income from each country.
[2]	Primarily relates to intercompany transactions between discontinued and continuing operations.